Business Combinations - Schedule of Preliminary Fair Value of Identifiable Assets and Assumed Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Technologies & licenses	$ 118
Goodwill	330	$ 162	$ 121
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment	1
Deferred tax assets	5
Deferred tax liabilities	(18)
Net working capital	(4)
Goodwill	135
Total net assets at fair value	239
Purchase consideration	239
2020 Acquisitions [Member] | Technologies & Licenses [Member]
Business Acquisition [Line Items]
Technologies & licenses	108
2020 Acquisitions [Member] | Technologies in Progress [Member]
Business Acquisition [Line Items]
Technologies & licenses	10
2020 Acquisitions [Member] | Other Intangible Assets [Member]
Business Acquisition [Line Items]
Technologies & licenses	2
Norstel AB [Member]
Business Acquisition [Line Items]
Property, plant and equipment	11	11
Deferred tax assets	4
Deferred tax liabilities	(18)
Net working capital	(2)	(2)
Goodwill	57	43
Total net assets at fair value	138	138
Purchase consideration	138	138
Norstel AB [Member] | Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Deferred tax assets	4
Deferred tax liabilities	(18)
Goodwill	14
Norstel AB [Member] | Technologies in Progress [Member]
Business Acquisition [Line Items]
Technologies & licenses	$ 86	$ 86